Reverse Acquisition (Details) (Reverse acquisition - YIDI [Member], USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2014
Reverse acquisition - YIDI [Member]
Purchase price - assumption of note payable to former officer	$ 249
Allocation of purchase price:
Intangible assets acquired	262
Accrued expenses assumed	(13)
Net assets acquired	$ 249